Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	As of March 31, 2024	As of March 31, 2023
Accounts receivable	$1,482,743	$1,328,980
Less: allowance for doubtful accounts	(443,163)	(535,768)
Total accounts receivable, net	$1,039,580	$793,212